Capital Structure (Tables)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Schedule of Assets and Liabilities

The Company recorded the assets and liabilities of Mira III as follows:

Net assets of Mira III:

Prepaids	$4
Accounts payable and accrued liabilities	(106)

Net liabilities acquired	(102)
Consideration paid- Mira III stock at fair value	1,308

Reduction in APIC	$(1,410)